ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 45.7%

Debt Fund – 45.7%
AdvisorShares Sage Core Reserves ETF† (Cost $64,679,499)	650,000	$64,158,250

MONEY MARKET FUNDS – 81.6%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.05%(a)	110,424,768	110,424,768
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	3,735,956	3,735,956
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.02%(a)	500,000	500,000

Total Money Market Funds (Cost $114,660,724)		114,660,724

Total Investments Before Securities Sold, Not Yet Purchased (Cost $179,340,223)		178,818,974
Securities Sold, Not Yet Purchased – (83.1)%(b)

COMMON STOCKS – (83.1)%

Advertising – (1.8)%
Omnicom Group, Inc.	(50,000)	(2,475,000)

Apparel – (1.6)%
Steven Madden Ltd.	(115,000)	(2,242,500)

Auto Parts & Equipment – (0.4)%
Goodyear Tire & Rubber Co. (The)	(80,000)	(613,600)

Banks – (8.6)%
CIT Group, Inc.	(150,000)	(2,656,500)
Citigroup, Inc.	(50,000)	(2,155,500)
Cullen/Frost Bankers, Inc.	(30,000)	(1,918,500)
HSBC Holdings PLC (United Kingdom)(c)	(150,000)	(2,937,000)
Westpac Banking Corp. (Australia)(c)	(200,000)	(2,408,000)
Total Banks		(12,075,500)

Beverages – (1.8)%
Keurig Dr Pepper, Inc.	(90,000)	(2,484,000)

Chemicals – (1.8)%
International Flavors & Fragrances, Inc.	(21,000)	(2,571,450)

Commercial Services – (1.7)%
FleetCor Technologies, Inc.*	(10,000)	(2,381,000)

Computers – (3.0)%
International Business Machines Corp.	(25,000)	(3,041,750)
Stratasys Ltd.*	(100,000)	(1,247,000)
Total Computers		(4,288,750)

Cosmetics/Personal Care – (3.5)%
Coty, Inc., Class A	(900,000)	(2,430,000)
Inter Parfums, Inc.	(65,000)	(2,427,750)
Total Cosmetics/Personal Care		(4,857,750)

Diversified Financial Services – (5.0)%
Capital One Financial Corp.	(40,000)	(2,874,400)
Santander Consumer USA Holdings, Inc.	(225,000)	(4,092,750)
Total Diversified Financial Services		(6,967,150)

Electric – (1.6)%
Exelon Corp.	(62,500)	(2,235,000)

Food Service – (1.4)%
Aramark	(75,000)	(1,983,750)

Insurance – (1.5)%
American International Group, Inc.	(75,000)	(2,064,750)

Lodging – (3.4)%
Hilton Grand Vacations, Inc.*	(100,000)	(2,098,000)
Wynn Resorts Ltd.	(37,500)	(2,692,875)
Total Lodging		(4,790,875)

Machinery - Diversified – (1.7)%
Welbilt, Inc.*	(400,000)	(2,464,000)

Media – (4.2)%
Pearson PLC (United Kingdom)(c)	(375,000)	(2,666,250)
Sinclair Broadcast Group, Inc., Class A	(165,000)	(3,172,950)
Total Media		(5,839,200)

Oil & Gas – (2.5)%
Noble Energy, Inc.	(200,000)	(1,710,000)
Ovintiv, Inc.	(225,000)	(1,836,000)
Total Oil & Gas		(3,546,000)

Oil & Gas Services – (1.3)%
National Oilwell Varco, Inc.	(200,000)	(1,812,000)

Pipelines – (1.5)%
Targa Resources Corp.	(150,000)	(2,104,500)

REITS – (16.9)%
Alexander’s, Inc.	(20,000)	(4,904,400)
Boston Properties, Inc.	(30,000)	(2,409,000)
Camden Property Trust	(25,906)	(2,305,116)
EPR Properties	(80,000)	(2,200,000)
Hudson Pacific Properties, Inc.	(100,000)	(2,193,000)
Kilroy Realty Corp.	(50,000)	(2,598,000)
Retail Properties of America, Inc., Class A	(450,000)	(2,614,500)
Service Properties Trust	(250,000)	(1,987,500)
Vornado Realty Trust	(75,000)	(2,528,250)
Total REITS		(23,739,766)

Retail – (6.3)%
FirstCash, Inc.	(90,000)	(5,148,900)
Kohl’s Corp.	(100,000)	(1,853,000)
Nordstrom, Inc.	(150,000)	(1,788,000)
Total Retail		(8,789,900)

Savings & Loans – (1.5)%
TFS Financial Corp.	(140,000)	(2,056,600)

Software – (5.2)%
CSG Systems International, Inc.	(65,000)	(2,661,750)
Guidewire Software, Inc.*	(20,000)	(2,085,400)
J2 Global, Inc.*	(37,500)	(2,595,750)
Total Software		(7,342,900)

Telecommunications – (3.5)%
AT&T, Inc.	(175,000)	(4,989,250)

Textiles – (1.4)%
Mohawk Industries, Inc.*	(20,000)	(1,951,800)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Value
COMMON STOCKS (continued)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(120,886,439)]	$(116,666,992)

Total Investments – 44.2% (Cost $58,453,784)	62,151,982
Other Assets in Excess of Liabilities – 55.8%	78,335,891
Net Assets – 100.0%	$140,487,873

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2020.
(b)	As of September 30, 2020 cash in the amount of $67,154,578 has been segregated as collateral from the broker for securities sold short.
(c)	American Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$64,158,250	$–	$–	$64,158,250
Money Market Funds	114,660,724	–	–	114,660,724
Total	$178,818,974	$–	$–	$178,818,974

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(116,666,992)	$–	$–	$(116,666,992)
Total	$(116,666,992)	$–	$–	$(116,666,992)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	(1.8)%
Apparel	(1.6)
Auto Parts & Equipment	(0.4)
Banks	(8.6)
Beverages	(1.8)
Chemicals	(1.8)
Commercial Services	(1.7)
Computers	(3.0)
Cosmetics/Personal Care	(3.5)
Debt Fund	45.7
Diversified Financial Services	(5.0)
Electric	(1.6)
Food Service	(1.4)
Insurance	(1.5)
Lodging	(3.4)
Machinery - Diversified	(1.7)
Media	(4.2)
Oil & Gas	(2.5)
Oil & Gas Services	(1.3)
Pipelines	(1.5)
REITS	(16.9)
Retail	(6.3)
Savings & Loans	(1.5)
Software	(5.2)
Telecommunications	(3.5)
Textiles	(1.4)
Money Market Funds	81.6
Total Investments	44.2
Other Assets in Excess of Liabilities	55.8
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2020	Value at 9/30/2020	Dividend Income
AdvisorShares Sage Core Reserves ETF	$63,930,750	$–	$–	$–	$227,500	650,000	$64,158,250	$169,819